Notes to the Consolidated Statements of Comprehensive Income - Additional Information (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	[1]	$ 1,234.3	$ 1,187.8	$ 1,212.8
China [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		459.9	416.9	412.6
Taiwan [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		129.7	114.5	129.4
Germany [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		$ 106.7	$ 118.4	$ 106.6

[1]	The notes are an integral part of these consolidated financial statements.